Note 18 - Related Party Transactions - Incurred Expenses With Cascabel and IMDEX (Details) - Cascabel and IMDEX [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Exploration and marketing services	$ 372	$ 436
Travel and expenses	30	29
Administration for Mexican subsidiaries	54	54
Field exploration services	165	167
Share-based payments (Note 13)	456	477
Expenses incurred for related parties	$ 1,077	$ 1,163